SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments	The following table presents the amount of the errors identified for energy storage systems, net and contract origination costs, net as of the end of each period, and the amounts and periods in which the errors related to cost of service revenue and sales and marketing originated (in millions):
(overstatement)/understatement

	Year Ended December 31,
	2020	2019	Periods prior to 2019

Energy storage systems, net	$(1.7)	$(1.5)	$(0.9)
Contract origination costs, net	$(1.1)	$(0.3)	$(0.1)
Cost of service revenue	$0.2	$0.6	$0.9
Sales and marketing	$0.8	$0.2	$0.1
The Company corrected the out of period errors in the quarter ended December 31, 2021. The impact of the out-of-period
correction for the quarter ended December 31, 2021 included corrections for the prior quarterly periods presented below. The impact to the quarter ended December 31, 2021, was an increase of $4.2 million to net loss, increase to cost of service revenue of $1.8 million and increase to sales and marketing expenses of $2.4 million. The following table presents the amounts of the errors identified for energy storage systems, net and contract origination costs, net as of the end of each period, as well as the quarterly periods in which the errors related to cost of service revenue and sales and marketing originated (in millions):
(overstatement)/understatement

	Quarter ended September 30, 2021	Quarter ended June 30, 2021	Quarter ended March 31, 2021
Energy storage systems, net	$(1.8)	$(1.7)	$(1.7)
Contract origination costs, net	$(2.4)	$(1.6)	$(1.4)
Cost of service revenue	$0.1	$—	$—
Sales and marketing	$0.8	$0.2	$0.3

Summary of Significant Customers	For each significant customer, revenue as a percentage of total revenue and accounts receivable as a percentage of total accounts receivable are as follows:

	Accounts Receivable December 31,		Revenue Year Ended December 31,
	2021	2020	2021	2020	2019
Customers:
Customer A	23%	*	11%	*	*
Customer B	15%	*	10%	12%	*
Customer C	13%	17%	10%	25%	*
Customer D	*	30%	*	*	*
Customer E	*	20%	*	*	*

*	Total less than 10% for the respective period